Financial Liabilities at Fair Value through Profit or Loss - Schedule of Amounts Recognized in Profit of Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain/(losses) recognized in “Other gains and losses” (see Note 25)
Contingent consideration of acquisition of subsidiaries	$ 1,251,127	$ 124,212	$ 44,131
Preference shares liabilities			5,436,783
Convertible promissory note	(1,304,555)	(586,007)
Warrants	660,253	(214,769)
Gain/(losses) recognized in “Other gains and losses	$ 606,825	$ (676,564)	$ 5,480,914